Contingent Liabilities, Other Information, Commitments And Guarantees - Additional Information (Detail) R$ in Millions							1 Months Ended																12 Months Ended
	Oct. 02, 2017 EUR (€)	Apr. 26, 2017 EUR (€)	Dec. 27, 2016 EUR (€)	May 28, 2015 EUR (€)	Feb. 28, 2014 EUR (€)	Jan. 01, 2012 EUR (€)	Dec. 31, 2017 EUR (€)	Nov. 30, 2017 EUR (€)	Feb. 28, 2017 EUR (€) Appeals	Jul. 31, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Aug. 31, 2015 EUR (€)	Jul. 31, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	Nov. 30, 2013 EUR (€)	Aug. 31, 2013 EUR (€)	May 31, 2013 EUR (€)	Feb. 28, 2013 EUR (€)	Feb. 29, 2012 EUR (€)	May 31, 2010 EUR (€)	Oct. 31, 2009 EUR (€)	Jun. 30, 2009 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014	Dec. 31, 2012 EUR (€)	Dec. 31, 2017 BRL (R$)	Oct. 02, 2017 BRL (R$)	Mar. 22, 2011 BRL (R$)
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Provisions for disputes							€ 461,000,000																€ 461,000,000
Possible loss for tax and regulatory disputes | R$																													R$ 14,500
Risk consideration together | R$																												R$ 2,700
Number of other plaintiffs brought claims																				32
Number of plaintiffs filed claims for compensation																				22
Amount of compensation claimed by filled plaintiffs																				€ 60,000,000
Amount of compensation claimed by single filled plaintiff																				€ 42,000,000
Imprisonment period for defendants										1 year to 5 years of imprisonment
Amount of judgment to defendants for damages plus legal fees																		€ 270,000
Additional amount of judgment to defendants for pecuniary and non-pecuniary damages																		€ 10,000,000
Reversal of provisional judgment awarded to Company															€ 10,000,000
Cancelleation of compensation advanced by certain plaintiffs															€ 60,000,000
AGCOM fined amount																							1,160,000
Description of tax investigation							Guardia di Finanza concluded a tax investigation into TIM S.p.A., started in 2013, regarding the years 2007 to 2014.
Notice of assessment tax year																								2007 and 2011	2010
Balance of amounts paid in concession charges																							€ 113,000,000
Balance of amounts paid in concession charges for the years																							1994-1998
Adjustment of the licence fee																							€ 11,000,000
Adjustment of the licence fee for the year																							1994
Amount not received due to bad debts against turnover																							€ 9,000,000
Payment of outstanding balances of license fees																							46,000,000
Law suit filing date																										During the preliminary hearing, which started in April 2015
Name of defendant																										TIM
Number of all plaintiffs brought claims																										26
Action Taken by the defendant against pliantiff																										The trial started in November 2015, and, as the party liable for damages, the Company has reached a settlement agreement with 12 of the 18 individuals (heirs/injured persons/family members) who are civil parties to the dispute and they have, therefore, withdrawn the claim for damages against TIM.
Number of defendants										18
Number of defendants found as guilty										13
Number of defendants found as non guilty										4
Number of cases dismissed										1
Litigation settlement compensation payable for damages along with defendents										€ 1,900,000
Amount cliamed by Elinet S.p.A due to total damages																							282,000,000
Number of defendant included the company committed trial																											89
TIM to be ordered to pay an administrative fine											€ 900,000
Restitution of concession charge plus interest							€ 386,000,000																386,000,000
Claims plus legal interest and adjustment to account for any inflation effect							529,000,000																529,000,000
Contingent liabilities							500,000,000																500,000,000
Allocated risk provision							20,000,000																20,000,000
Net of back-to-back guarantees received							57,000,000																57,000,000
Guarantees provided by third parties																							4,500,000,000
Guarantees for loans received							1,580,000,000																1,580,000,000
Guarantees performance under outstanding contracts							2,920,000,000																2,920,000,000
Guarantees provided by third parties							€ 38,000,000																€ 38,000,000
Percentage of infrastructure							10.00%																10.00%					10.00%
Percentage of transmission devices							20.00%																20.00%					20.00%
Transmission devices period																							5 years
Loans repaid in advance			€ 300,000,000
Description of loan repayment period			13 months
Guarantee obligation on telecommunication services																							€ 1,737,000,000	€ 1,686,000,000	€ 1,713,000,000
Surety bond [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Guarantee obligation on telecommunication services																							469,000,000
Federal income taxes [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Tax disputes | R$																												R$ 3,700
State income taxes [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Tax disputes | R$																												R$ 7,400
Bottom of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Imprisonment period for defendants																		P1Y
Top of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Imprisonment period for defendants																		P7Y6M
Telecom Italia Latam [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of judgment to defendants for non-pecuniary damages																		€ 20,000
Telecom Italia Audit And Compliance Services [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of judgment to defendants for non-pecuniary damages																		€ 20,000
Tim Group [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Restitution of concession charge plus interest							€ 143,000,000																143,000,000
Bank of Tokyo-Mitsubishi UFJ [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Guarantees received							52,000,000																52,000,000
BBVA - Banco Bilbao Vizcaya Argentaria [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Guarantees received							157,000,000																157,000,000
Intesa Sanpaolo [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Guarantees received							105,000,000																105,000,000
Brazilian Development Bank [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Low rate loans granted							€ 1,064,000,000																1,064,000,000
Vodafone [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Litigation claim																			€ 93,000,000
Pending Litigation [Member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount cliamed by Elinet S.p.A due to total damages																							58,000,000
Carousel fraud [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Maximum applicable fine corresponding to administrative offense, remains under seizure		€ 93,000,000						€ 1,549,000
Fine percentage in crime related costs					25.00%
Fine amount unduly deducted from crime related costs					€ 280,000,000
Tax litigation settlement amount	€ 37,000,000
Percentage of sanction under dispute	40.00%
Non recognition of fiscal effects of merger and tax deductibility of write down of goodwill [member] | Tim Celular [Member] | Federal Tax Authorities Of Brazil [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount for tax assessment notice served | R$																														R$ 1,265
Antitrust case A four twenty eight [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Amount of judgment awarded for abuse of dominant position under administrative sanction one																	€ 88,182,000
Amount of judgment awarded for abuse of dominant position under administrative sanction two																	€ 15,612,000
Italian competition authority case I-761 [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Restricted competition fee																									€ 21,500,000
Wind (I-761) [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																							57,000,000
Vodafone (A428) [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value				€ 568,500,000		€ 1,812,000,000
Vodafone (A428) [member] | Bottom of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																€ 876,000,000
Vodafone (A428) [member] | Top of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																€ 1,029,000,000
Vodafone [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value														€ 4,400,000
Vodafone [member] | Bottom of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value														30,000,000
Vodafone [member] | Top of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value														48,900,000
Colt technology services [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value												€ 27,000,000		€ 23,000,000
KPNQ West Italia S.p.A. [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																							37,000,000
Teleunit [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																					€ 362,000,000		35,400,000
Vodafone dispute-universal service [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value											€ 9,000,000		€ 38,000,000
Number of appeals filed against ministry of economic development and tim | Appeals									4
Legal proceeding claim received value									€ 38,000,000
Eutelia and voiceplus [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																						€ 730,000,000
Vodafone I-761 [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																							193,000,000
Siportal [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																							€ 25,000,000				€ 48,400,000
Golden Power Provisions [member] | Bottom of range [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Sanction percentage for non-compliance with notification obligation																							1.00%
Guardia di Finanza [member]
Disclosure of Contingent Liabilities Other Information Commitments and Guarantees [Line Items]
Legal proceeding claim sought value																							€ 48,000,000